Income taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income taxes
22. Income taxes

	2023	2022	2021
Current taxes expense -
Current period	$(76,630)	$(45,561)	$(8,892)
Adjustment for prior period	18	626	2,397
	$(76,612)	$(44,935)	$(6,495)
Deferred taxes expenses -
Origination and reversal of temporary differences	(20,393)	4,759	(3,991)
Total income tax	$(97,005)	$(40,176)	$(10,486)
As of December 31, 2023, the Panamanian subsidiaries calculated income tax in accordance with the traditional method.
In accordance with current tax regulations in Panama, income tax returns are subject to review by the tax authorities for up to the last three (3) years, including the ending period on December 31, 2023.
During the year 2023 and 2022, deferred tax expected to reverse in the next year, has been measured using the effective rate applying for Copa Airlines (25%) and AeroRepública (35%).
The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2023	2022	2023	2022	2021
Deferred tax liabilities
Maintenance deposits	$(5,972)	$(11,945)	$(5,973)	$(5,973)	$(5,973)
Prepaid dividend tax	(30,984)	(5,801)	25,183	3,798	2,003
Property and equipment	389	944	555	558	606
Right of use assets	(17,136)	—	17,136	—	—
Other	(1,385)	(1,738)	(353)	(141)	379
Set off tax	18,719	1,969	(16,750)	(453)	(423)
	$(36,369)	$(16,571)	$19,798	$(2,211)	$(3,408)
Deferred tax assets
Provision for return conditions	$11,521	$9,807	$(1,714)	$(1,243)	$4,101
Air traffic liability	2,089	2,686	597	(224)	24
Lease Liability	18,971	—	(18,971)	—	—
Other provisions	3,849	1,946	(1,903)	161	(1,485)
Tax loss	12,437	18,273	5,836	(1,695)	4,336
Set off tax	(18,719)	(1,969)	16,750	453	423
	$30,148	$30,743	$595	$(2,548)	$7,399
	$(6,221)	$14,172	$20,393	$(4,759)	$3,991
At December 31, 2023, the deferred tax assets include tax losses carried forward of $7.6 million in Copa Airlines and $4.8 million in AeroRepública (December 2022: $11.4 million and $6.9 million respectively). The Company has concluded that the deferred assets will be recoverable using the estimated future taxable income based on the approved business plans for the subsidiary. Tax losses in Panama can be used for 5 years from the year the loss is incurred. The Company started utilizing these losses in 2021 and plans to continue using them until 2025. The Company plans to use the tax losses of AeroRepública within the next year.
Reconciliation of the effective tax rate is as follows:

	Tax rate	2023	Tax rate	2022	Tax rate	2021
Net profit		$514,097		$348,054		$43,844
Total income tax expense		97,005		40,176		10,486
Profit excluding income tax		611,102		388,230		54,330
Income taxes at Panamanian statutory rates	25.0%	152,776	25.0%	97,057	25.0%	13,583
Stations - Taxable / Panama	(10.2%)	(62,113)	(16.8%)	(65,384)	15.4%	8,379
Stations - Taxable / Non Panama	(0.7%)	(4,414)	0.2%	945	10.3%	5,605
Stations - Non Taxable / Non Panama	(1.1%)	(6,483)	(2.3%)	(8,961)	(27.0%)	(14,684)
Dividend tax	2.8%	17,257	4.4%	17,145	—%	—
Over provided in prior periods	—%	(18)	(0.1%)	(626)	(4.4%)	(2,397)
Provision for income taxes	15.9%	$97,005	10.4%	$40,176	19.3%	$10,486
Global minimum tax
On 8 October 2021, 136 countries, including Panama, reached an agreement for a two-pillar approach to international tax reform. Amongst other things, Pillar One proposes a reallocation of a proportion of tax to market jurisdictions, while the Pillar Two Global anti-Base Erosion rules (“GloBE Rules”) propose four new taxing mechanisms under which multinational enterprises (“MNEs”) would pay a minimum level of tax (“Minimum Tax”): the Subject to Tax Rule is a tax treaty-based rule that generally proposes a Minimum Tax on certain cross-border intercompany transactions that otherwise are not subject to a minimum level of tax; the Income Inclusion Rule (“IIR”); the Under Taxed Payments Rule (“UTPR”); and the Qualified Domestic Minimum Top-up Tax (“QDMT”) generally propose a Minimum Tax of 15% on the income arising in each jurisdiction in which an MNE operates.
Under IAS 12 Income Tax, a new tax law is effective when it is enacted or substantively enacted in a particular jurisdiction. The Company as MNE is monitoring the regulatory developments in respect of (substantive) enactment of the GloBE Rules in all of the jurisdictions where its operates either through wholly- or partially owned subsidiaries and, permanent establishments.
On December 18, 2023, Pillar Two legislation was enacted in Ireland, the jurisdiction in which the Company has special purpose vehicles that have a beneficial interest in some of the aircraft of the Company's fleet. The income inclusion rule (IIR) and qualified domestic minimum top-up tax (QDMTT) provisions will apply for fiscal years beginning on or after 31 December 2023. The undertaxed profits rule (UTPR) will apply for fiscal years beginning on or after 31 December 2024 and will come into effect from 1 January 2024.
Since the Pillar Two legislation was not effective at the reporting date, the Company has no related current tax exposure. The Company applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in this amendments.
At the date when the financial statements were authorized for issue, no other of the jurisdictions in which the Company operates had enacted or substantively enacted the tax legislation related to the top-up tax.
At December 31, 2023, the Company did not have sufficient information to determine the potential quantitative impact. The impact of changes in corporate tax rates on the measurement of tax assets and liabilities depends on the nature and timing of the legislative changes in each country.